CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	400,000,000
Common Stock, Shares, Issued	48,420,495	48,420,495
Common Stock, Shares, Outstanding	48,420,495
Exchangeable Shares Outstanding	5,761,741
Exchangeable Shares Issued	5,761,741
Common Class C [Member]
Exchangeable Shares Outstanding	500,000
Exchangeable Shares Issued	500,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	0	898,984	1,904,381
Common Stock, Shares, Outstanding	0	898,984	1,904,381
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding		20,289,478	53,295,619
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares, Issued		13,800,000	13,800,000
Common Stock, Shares, Outstanding	0	13,800,000	13,800,000